Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06301

Jassmin McIver-Jones
Assistant Vice President/Senior Counsel
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336) 691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR & email

April 25, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0506

Re:            The Lincoln National Life Insurance Company
Lincoln Level Advantage® Advisory
File No. 333-273746

On behalf of Lincoln Life Insurance Company (the “Company”), we have set forth below our responses to the Staff comment received on April 25, 2025, in connection with the above-referenced registration statement on Form N-4, filed by the Company on February 25, 2025, under the Securities Act of 1933, as amended.

We have restated the Staff’s comment below, followed by the Company’s response.

COMMENT:
Please prominently state for each type of limit offered the lowest limit on Index Gains that may be established under the Contract, per Form N-4, Items 1, 2, 6 & 17.

RESPONSE:
Lincoln undertakes to promptly make a Rule 497 filing dated May 1, 2025, which will include the disclosure changes requested.

Lincoln further acknowledges and/or undertakes to do the following:

•	This Rule 497 supplement will be part of the above-noted registration statement.
•	The disclosure requested by the Staff and reflected in the supplement is required by the form N-4 items 1, 2, 6, and 17.
•	The supplement will be delivered along with the applicable May 1, 2025, prospectuses to investors.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones